UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (95.2%)

Consumer Discretionary (15.4%)
Viacom Inc. Class B	1,385,800	45,177
News Corp., Class A	2,296,300	35,707
Abercrombie & Fitch Co.	539,755	35,181
Starwood Hotels & Resorts Worldwide, Inc.	531,600	33,948
* Comcast Corp. Class A	1,292,000	33,540
D. R. Horton, Inc.	933,833	33,366
American Eagle Outfitters, Inc.	1,409,740	32,396
Darden Restaurants Inc.	827,500	32,173
Staples, Inc.	1,398,650	31,763
*^ XM Satellite Radio Holdings, Inc.	1,135,400	30,974
Yum! Brands, Inc.	572,200	26,825
Hilton Hotels Corp.	1,095,600	26,415
* Career Education Corp.	779,300	26,278
Black & Decker Corp.	301,100	26,184
* EchoStar Communications Corp. Class A	939,000	25,513
Home Depot, Inc.	628,400	25,438
Dollar General Corp.	1,317,100	25,117
* Toll Brothers, Inc.	658,400	22,807
Marriott International, Inc. Class A	334,200	22,381
Nordstrom, Inc.	598,200	22,373
KB HOME	299,100	21,733
Lennar Corp. Class A	252,100	15,383
Standard Pacific Corp.	417,600	15,368
Hyundai Mobis	165,890	15,039
H & R Block, Inc.	605,500	14,865
Michaels Stores, Inc.	417,784	14,777
* Bed Bath & Beyond, Inc.	403,500	14,587
Target Corp.	258,300	14,199
Best Buy Co., Inc.	325,750	14,164
* Pixar, Inc.	265,800	14,013
Lowe's Cos., Inc.	204,300	13,619
Publishing & Broadcasting Ltd.	1,044,242	12,598
* Getty Images, Inc.	130,794	11,676
* eBay Inc.	259,100	11,206
Fortune Brands, Inc.	138,400	10,798
J.C. Penney Co., Inc. (Holding Co.)	175,100	9,736
Omnicom Group Inc.	110,600	9,415
Geox SpA	690,240	7,569
*^ The Goodyear Tire & Rubber Co.	401,600	6,980
Carnival Corp.	122,500	6,550
* Starbucks Corp.	211,800	6,356
* Advance Auto Parts, Inc.	137,970	5,996
Boyd Gaming Corp.	121,500	5,791
The McGraw-Hill Cos., Inc.	96,800	4,998
* Univision Communications Inc.	168,100	4,940
* Liberty Media Corp.	627,099	4,935
Claire's Stores, Inc.	160,500	4,690
* Comcast Corp. Special Class A	177,800	4,568
Meredith Corp.	87,000	4,554
Pulte Homes, Inc.	107,400	4,227
Barnes & Noble, Inc.	97,100	4,143
NIKE, Inc. Class B	45,900	3,984
Harley-Davidson, Inc.	72,200	3,718
* IAC/InterActiveCorp	119,500	3,383
bebe stores, inc	219,200	3,075
* DIRECTV Group, Inc.	210,322	2,970
Regal Entertainment Group Class A	137,900	2,623
News Corp., Class B	156,053	2,592
* Kohl's Corp.	44,100	2,143
Brinker International, Inc.	52,500	2,030
* Sears Holdings Corp.	16,900	1,952
* AutoZone Inc.	14,700	1,349
* MGM Mirage, Inc.	32,000	1,173
Washington Post Co. Class B	1,380	1,056
* Lamar Advertising Co. Class A	20,944	966
Clear Channel Communications, Inc.	29,299	921
Polo Ralph Lauren Corp.	14,600	820
Dex Media, Inc.	19,048	516

		938,300

Consumer Staples (5.1%)
The Procter & Gamble Co.	1,691,975	97,932
PepsiCo, Inc.	1,112,300	65,715
Wal-Mart Stores, Inc.	688,500	32,222
The Pepsi Bottling Group, Inc.	493,600	14,122
The Coca-Cola Co.	315,800	12,730
Altria Group, Inc.	156,200	11,671
Walgreen Co.	243,000	10,755
Brown-Forman Corp. Class B	128,490	8,907
Anheuser-Busch Cos., Inc.	199,000	8,549
Colgate-Palmolive Co.	143,200	7,855
Costco Wholesale Corp.	149,999	7,420
* The Kroger Co.	371,700	7,018
The Clorox Co.	119,500	6,798
CVS Corp.	224,100	5,921
Sysco Corp.	174,500	5,418
Kellogg Co.	65,700	2,840
The Hershey Co.	44,300	2,448
Avon Products, Inc.	70,200	2,004
Estee Lauder Cos. Class A	31,200	1,045

		311,370

Energy (6.0%)
Patterson-UTI Energy, Inc.	1,571,081	51,767
Petro-Canada	929,654	37,126
Chesapeake Energy Corp.	1,165,500	36,981
* Transocean Inc.	482,300	33,611
Murphy Oil Corp.	354,900	19,161
Kinder Morgan, Inc.	206,000	18,942
* Grant Prideco, Inc.	409,800	18,080
XTO Energy, Inc.	403,662	17,737
EOG Resources, Inc.	218,200	16,009
ConocoPhillips Co.	271,900	15,819
Schlumberger Ltd.	162,200	15,758
* Pride International, Inc.	388,500	11,946
BJ Services Co.	324,900	11,914
Pioneer Natural Resources Co.	190,700	9,777
Halliburton Co.	140,100	8,681
ENSCO International, Inc.	158,300	7,021
* Unit Corp.	122,100	6,719
Baker Hughes, Inc.	84,000	5,106
Tidewater Inc.	98,300	4,370
* Nabors Industries, Inc.	49,100	3,719
Devon Energy Corp.	56,100	3,508
Rowan Cos., Inc.	88,400	3,151
Apache Corp.	44,200	3,029
Diamond Offshore Drilling, Inc.	31,300	2,177
* Ultra Petroleum Corp.	35,600	1,986

		364,095

Financials (7.1%)
American International Group, Inc.	800,721	54,633
UBS AG	556,000	52,903
Bank of America Corp.	670,700	30,953
* Ameritrade Holding Corp.	950,400	22,810
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	165,000	22,286
ACE Ltd.	409,400	21,878
IndyMac Bancorp, Inc.	472,100	18,421
Hudson City Bancorp, Inc.	1,492,800	18,093
American Express Co.	326,400	16,797
Synovus Financial Corp.	594,300	16,052
W.R. Berkley Corp.	306,849	14,612
Legg Mason Inc.	120,500	14,423
* E*TRADE Financial Corp.	617,500	12,881
^ Commerce Bancorp, Inc.	353,600	12,167
State Street Corp.	180,200	9,990
Moody's Corp.	150,800	9,262
Franklin Resources Corp.	94,200	8,856
Prudential Financial, Inc.	102,500	7,502
Federated Investors, Inc.	196,000	7,260
^ The First Marblehead Corp.	207,800	6,828
Northern Trust Corp.	126,900	6,576
SEI Investments Co.	167,300	6,190
Progressive Corp. of Ohio	51,600	6,026
AFLAC Inc.	101,900	4,730
SLM Corp.	84,200	4,639
* Berkshire Hathaway Inc. Class B	1,530	4,491
Nuveen Investments, Inc. Class A	83,200	3,546
Capital One Financial Corp.	40,001	3,456
Charles Schwab Corp.	221,200	3,245
The Chicago Mercantile Exchange	8,400	3,087
Golden West Financial Corp.	33,300	2,198
The St. Joe Co.	19,800	1,331
White Mountains Insurance Group Inc.	1,900	1,061
General Growth Properties Inc. REIT	21,800	1,024
Host Marriott Corp. REIT	32,400	614
Forest City Enterprise Class A	11,234	426

		431,247

Health Care (20.1%)
* Amgen, Inc.	1,089,000	85,879
AstraZeneca Group PLC ADR	1,708,700	83,043
Medtronic, Inc.	1,272,399	73,252
Sanofi-Aventis	705,768	61,561
UnitedHealth Group Inc.	977,200	60,723
Aetna Inc.	615,836	58,079
* Express Scripts Inc.	619,800	51,939
Schering-Plough Corp.	2,462,920	51,352
Johnson & Johnson	820,000	49,282
* Genzyme Corp.	512,700	36,289
Roche Holdings AG	228,556	34,168
* Invitrogen Corp.	492,000	32,787
*^ Amylin Pharmaceuticals, Inc.	789,400	31,513
Cardinal Health, Inc.	444,400	30,553
Teva Pharmaceutical Industries Ltd. Sponsored ADR	710,000	30,537
* Coventry Health Care Inc.	527,100	30,024
AmerisourceBergen Corp.	696,400	28,831
Abbott Laboratories	640,912	25,271
Eisai Co., Ltd.	493,100	20,753
Quest Diagnostics, Inc.	402,300	20,710
* St. Jude Medical, Inc.	400,600	20,110
Shionogi & Co., Ltd.	1,391,000	19,540
* Hospira, Inc.	440,500	18,845
* Community Health Systems, Inc.	479,300	18,376
* Endo Pharmaceuticals Holdings, Inc.	551,800	16,697
* ICOS Corp.	589,100	16,277
* Sepracor Inc.	314,600	16,233
Dade Behring Holdings Inc.	372,400	15,227
* WellPoint Inc.	177,572	14,168
Bausch & Lomb, Inc.	182,000	12,358
* Genentech, Inc.	131,999	12,210
McKesson Corp.	187,700	9,683
* Thermo Electron Corp.	273,200	8,232
Applera Corp.-Applied Biosystems Group	307,900	8,178
Wyeth	168,898	7,781
Becton, Dickinson & Co.	121,300	7,288
* Barr Pharmaceuticals Inc.	112,400	7,001
* Lincare Holdings, Inc.	154,975	6,495
* Kinetic Concepts, Inc.	162,876	6,476
Baxter International, Inc.	171,600	6,461
CIGNA Corp.	56,307	6,289
C.R. Bard, Inc.	92,462	6,095
PerkinElmer, Inc.	255,600	6,022
* Gilead Sciences, Inc.	106,500	5,605
HCA Inc.	105,500	5,328
* Zimmer Holdings, Inc.	68,227	4,601
* Watson Pharmaceuticals, Inc.	140,000	4,551
* Edwards Lifesciences Corp.	103,000	4,286
Guidant Corp.	63,500	4,112
Health Management Associates Class A	177,900	3,907
Mylan Laboratories, Inc.	192,600	3,844
* Triad Hospitals, Inc.	97,000	3,805
Allergan, Inc.	34,500	3,725
* Medco Health Solutions, Inc.	61,275	3,419
Pharmaceutical Product Development, Inc.	51,600	3,197
* Forest Laboratories, Inc.	75,299	3,063
* Kos Pharmaceuticals, Inc.	55,500	2,871
* Boston Scientific Corp.	103,400	2,532
* Laboratory Corp. of America Holdings	34,200	1,842
Stryker Corp.	41,400	1,839
* Caremark Rx, Inc.	27,000	1,398
Universal Health Services Class B	14,000	654

		1,227,167

Industrials (9.8%)
General Electric Co.	2,368,300	83,009
*^ Ryanair Holdings PLC ADR	921,900	51,617
The Boeing Co.	555,100	38,990
General Dynamics Corp.	337,200	38,458
Rockwell Collins, Inc.	734,300	34,123
Joy Global Inc.	779,850	31,194
^ Gol-Linhas Aereas Inteligentes S.A	1,042,416	29,407
* Suntech Power Holdings Co., Ltd. ADR	914,800	24,928
L-3 Communications Holdings, Inc.	309,100	22,982
Norfolk Southern Corp.	466,100	20,895
Cummins Inc.	200,900	18,027
Robert Half International, Inc.	463,800	17,573
Avery Dennison Corp.	314,100	17,360
C.H. Robinson Worldwide Inc.	444,000	16,441
United Technologies Corp.	266,100	14,878
J.B. Hunt Transport Services, Inc.	642,000	14,535
W.W. Grainger, Inc.	199,800	14,206
Fastenal Co.	360,400	14,124
United Parcel Service, Inc.	174,200	13,091
Caterpillar, Inc.	186,600	10,780
Lockheed Martin Corp.	131,800	8,386
FedEx Corp.	79,300	8,199
The Corporate Executive Board Co.	87,100	7,813
The Timken Co.	206,100	6,599
Precision Castparts Corp.	125,216	6,487
PACCAR, Inc.	91,900	6,362
3M Co.	81,400	6,309
* Alliant Techsystems, Inc.	76,100	5,797
* Copart, Inc.	213,100	4,914
Rockwell Automation, Inc.	45,500	2,692
Southwest Airlines Co.	142,300	2,338
Waste Management, Inc.	68,700	2,085
Republic Services, Inc. Class A	35,200	1,322
Masco Corp.	39,000	1,177

		597,098

Information Technology (26.8%)
Microsoft Corp.	6,137,200	160,488
* Google Inc.	242,100	100,438
* Yahoo! Inc.	2,350,400	92,089
QUALCOMM Inc.	1,809,400	77,949
* NVIDIA Corp.	1,983,708	72,524
National Semiconductor Corp.	1,885,100	48,975
Adobe Systems, Inc.	1,298,800	48,004
Samsung Electronics Co., Ltd.	67,500	43,427
* Fiserv, Inc.	990,900	42,876
* Dell Inc.	1,411,400	42,328
* Corning, Inc.	2,141,500	42,102
Intel Corp.	1,679,600	41,923
* Network Appliance, Inc.	1,520,400	41,051
* EMC Corp.	2,903,000	39,539
International Business Machines Corp.	458,700	37,705
* LAM Research Corp.	1,039,800	37,100
Accenture Ltd.	1,278,400	36,907
Nokia Corp. ADR	1,963,200	35,927
* McAfee Inc.	1,304,314	35,386
First Data Corp.	771,000	33,161
* Apple Computer, Inc.	431,600	31,028
* Cisco Systems, Inc.	1,761,700	30,160
Hon Hai Precision Industry Co., Ltd.	5,409,669	29,710
* NCR Corp.	854,300	28,995
* Western Digital Corp.	1,367,800	25,455
Microchip Technology, Inc.	735,818	23,657
Harris Corp.	520,100	22,370
* Compuware Corp.	2,452,042	21,995
Logitech International SA	449,288	21,079
* SanDisk Corp.	326,400	20,504
CDW Corp.	321,500	18,509
* Jabil Circuit, Inc.	480,300	17,814
* Affiliated Computer Services, Inc. Class A	294,500	17,429
Motorola, Inc.	758,499	17,134
* DST Systems, Inc.	285,600	17,110
Texas Instruments, Inc.	447,400	14,348
* Oracle Corp.	1,068,100	13,042
* Mercury Interactive Corp.	375,500	10,435
Amphenol Corp.	222,800	9,861
* Cognos Inc.	281,800	9,781
* Activision, Inc.	710,488	9,762
* Ingram Micro, Inc. Class A	421,100	8,393
Automatic Data Processing, Inc.	177,000	8,123
Applied Materials, Inc.	447,299	8,025
* Broadcom Corp.	153,100	7,219
Global Payments Inc.	127,900	5,961
* BMC Software, Inc.	290,399	5,950
* Advanced Micro Devices, Inc.	192,100	5,878
Fair Isaac, Inc.	132,600	5,857
* Flextronics International Ltd.	544,826	5,688
* Lucent Technologies, Inc.	2,106,200	5,602
* Agere Systems Inc.	416,100	5,368
ADTRAN Inc.	175,400	5,216
* VeriSign, Inc.	234,200	5,134
* CheckFree Corp.	110,708	5,081
* Hewitt Associates, Inc.	134,800	3,776
Electronic Data Systems Corp.	133,200	3,202
* Symantec Corp.	181,800	3,182
KLA-Tencor Corp.	52,300	2,580
Autodesk, Inc.	57,800	2,482
* Trimble Navigation Ltd.	68,100	2,417
* Alliance Data Systems Corp.	45,676	1,626
* Mettler-Toledo International Inc.	27,700	1,529
* Ceridian Corp.	39,600	984
Scientific-Atlanta, Inc.	20,300	874
* QLogic Corp.	23,600	767
* International Rectifier Corp.	16,400	523
* Cadence Design Systems, Inc.	29,600	501

		1,632,015

Materials (1.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	743,864	40,020
Nucor Corp.	477,900	31,885
Phelps Dodge Corp.	120,998	17,408
Sigma-Aldrich Corp.	193,300	12,234
Ball Corp.	161,916	6,431
Rohm & Haas Co.	53,400	2,586
* Sealed Air Corp.	20,600	1,157
Newmont Mining Corp. (Holding Co.)	20,198	1,079

		112,800

Telecommunication Services (1.7%)
Sprint Nextel Corp.	1,912,904	44,685
* Nextel Partners, Inc.	968,700	27,065
America Movil SA de CV Series L ADR	910,000	26,627
* NII Holdings Inc.	95,700	4,180
* Qwest Communications International Inc.	247,500	1,398

		103,955

Utilities (0.5%)
* AES Corp.	868,900	13,755
TXU Corp.	208,800	10,480
Equitable Resources, Inc.	243,100	8,919

		33,154

Exchange-Traded Fund (0.9%)
(2)^Vanguard Growth VIPERs	1,044,900	55,902

Total Common Stocks
(Cost $4,832,747)		5,807,103

Temporary Cash Investments (6.9%)

Money Market Fund (5.1%)
** Vanguard Market Liquidity Fund, 4.274%	311,425,885	311,426

	Face
	Amount
	($000)

Repurchase Agreement (1.6%)
Bank America
4.300%, 1/3/06
(Dated 12/30/05, Repurchase
Value $95,245,000 collateralized
by Federal National Mortgage
Assn., 5.000%, 3/1/35)	95,200	95,200

U.S. Agency Obligation (0.2%)
+ Federal National Mortgage Assn
(1)3.969%, 1/11/06	14,000	13,987

Total Temporary Cash Investments
(Cost $420,609)		420,613

Total Investments (102.1%)
(Cost $5,253,356)		6,227,716

Other Assets and Liabilities--Net (-2.1%)		(129,324)

Net Assets (100%)		6,098,392

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Securities with a value of $13,987,000 have been segregated as initial margin for open futures contracts.
(2)Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $5,253,356,000. Net unrealized appreciation of investment securities for tax purposes was $974,360,000, consisting of unrealized gains of $1,062,621,000 on securities that had risen in value since their purchase and $88,261,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 3.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	316	99,129	(1,068)
E-mini S&P 500 Index	1,363	85,515	(1,190)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.